Loans and Allowance for Loan Losses and Credit Quality (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructurings
Accrual Status	$ 1,222	$ 1,234
Nonaccrual Status	534	2,532
Total Modifications	1,756	3,766
Commercial [Member]
Troubled Debt Restructurings
Accrual Status
Nonaccrual Status
Total Modifications
Commercial Real Estate [Member]
Troubled Debt Restructurings
Accrual Status	666	677
Nonaccrual Status
Total Modifications	666	677
Consumer [Member]
Troubled Debt Restructurings
Accrual Status
Nonaccrual Status
Total Modifications
Residential [Member]
Troubled Debt Restructurings
Accrual Status	556	557
Nonaccrual Status	534	2,532
Total Modifications	$ 1,090	$ 3,089